Intangible Assets, Net - Summary of Group's Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	¥ 112,013	¥ 71,398
Total accumulated amortization	(45,935)	(26,313)
Intangible assets, net	66,078	45,085
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	32,000	32,000
Total accumulated amortization	(4,622)	(3,556)
Copyrights of Video Content [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	64,266	30,021
Total accumulated amortization	(32,730)	(17,689)
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	5,283	5,120
Total accumulated amortization	(1,786)	(1,613)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	9,332	3,125
Total accumulated amortization	(5,986)	(2,756)
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	1,132	1,132
Total accumulated amortization	¥ (811)	¥ (699)